OTHER DISCLOSURES - RELATED PARTY TRANSACTIONS (Narrative) (Details) - Parent - Novo Holdings A/S	12 Months Ended
Dec. 31, 2017
Disclosure of subsidiaries [line items]
Share capital owned (as a percent)	28.10%
Number of votes (as a percent)	76.10%